Description of Business (Details)	Dec. 31, 2025 station community company MW	Oct. 31, 2025
Wataynikaneyap Power
Public Utilities, General Disclosures [Line Items]
Equity investment ownership	39.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership		33.00%
TEP and UNS Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3,443
TEP and UNS Electric | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	69
TEP and UNS Electric | Wind
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	250
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	43
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	225
Generating facilities | station	4
Generating facilities, operating, maintenance and management services | station	5
Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	145
Newfoundland Power | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	98
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	90
FortisOntario
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3
Number of utilities | company	3
Fortis | Wataynikaneyap Power
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community	24
Number of remote First Nation communities | community	17
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	166
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest	80.10%
Noncontrolling ownership	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest	60.00%